Financial instruments - Master netting agreements (Details) - Credit risk - Derivatives - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial risk management and financial instruments
Financial assets subject to netting arrangement	€ 11,574	€ 24,312
Financial liabilities subject to netting arrangement	12,730	26,751
Net assets that would have resulted from offsetting	5,505	13,673
Net liabilities that would have resulted from offsetting	€ 6,661	€ 16,112